RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Disclosure of information about key management personnel [Table Text Block]
		For the years ended
	December 31, 2019	December 31, 2018	December 31, 2017

Salaries and bonus	$376,386	$160,869	$124,746
Employee retention allowance	$-	$-	$10,396
Compensation expense-share-based payments	$122,999	$-	$22,309
	$499,385	$160,869	$157,451